Senior Secured Convertible Notes Payable - Senior secured convertible notes payable (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Senior Secured Convertible Notes Payable
Senior Secured Convertible notes, Principal	$ 3,647,000	$ 6,808,000	$ 10,000,000
Less debt discount and deferred financing costs	(1,611,000)	(3,457,000)	(3,829,000)
Total outstanding convertible notes, net	2,036,000	3,351,000	6,171,000
Less current portion of convertible notes payable	(1,427,000)	(3,351,000)	(6,171,000)
Long-term convertible notes payable	$ 609,000